THE ALGER RETIREMENT FUND

  SUPPLEMENT DATED DECEMBER 21, 1998 TO THE PROSPECTUS DATED FEBRUARY 25, 1998

The following supplements, and should be read in conjunction with, the Prospectus of the Fund:

     The address of the Fund and Fred Alger Management, Inc. (see front and back cover pages) has been changed from 75 Maiden Lane, New York, NY 10038 to:

One World Trade Center
Suite 9333
New York, NY 10048

                            THE ALGER RETIREMENT FUND

                    SUPPLEMENT DATED DECEMBER 21, 1998 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 25, 1998

     The following supplements, and should be read in conjunction with, the Statement of Additional Information of the Fund:

     The address of the Fund, Fred Alger Management, Inc. and its officers and employees has been changed from 75 Maiden Lane, New York, NY 10038 to:

     One World Trade Center
     Suite 9333
     New York, NY 10048

     This change appears on the front cover page, in the last sentence of the paragraph titled "Trustees and Officers of the Fund" on page 8 and on the back cover page.